ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 655,518	$ 726,457	$ 497,213
Accrued payroll and related liabilities	281,584	44,465	34,987
Deferred rent liability		55,699	49,565
Total accounts payable and accrued liabilities	$ 1,394,353	$ 826,621	$ 581,765